FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,049,049	$ 4,418,236	$ 1,246,244	$ 411,223
Accounts receivable	535,659	1,824,563
Accounts payable	(814,777)	(1,638,020)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	52,084	76,389
Accounts receivable	92,210	66,035
Accounts payable	(109,519)	(197,967)
Net assets (liabilities)	$ (34,775)	$ (55,543)